Business Combination - Additional Information (Details) ¥ in Thousands, $ in Thousands	Mar. 29, 2022 CNY (¥)	Mar. 29, 2022 USD ($)	Nov. 01, 2020 CNY (¥)
Huailai Huizhi Construction Co. Ltd.
Business Acquisition [Line Items]
Date of acquisition			Nov. 01, 2020
Percentage of ownership interests acquired			100.00%
Purchase consideration			¥ 39,612
BDC Thailand Ltd.
Business Acquisition [Line Items]
Date of acquisition	Mar. 29, 2022	Mar. 29, 2022
Percentage of ownership interests acquired	100.00%	100.00%
Purchase consideration	¥ 71,055	$ 10,302